Revenue from services provided	12 Months Ended
Dec. 31, 2024
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Abstract]
Revenue from services provided
18.
Revenue from services provided
18.1.
Disaggregation of revenue from contracts with customers

The Group revenue derives mainly from the transfer of services rendered and fees charged as services are provided, therefore, mostly recognized over time. Disaggregation of revenue by major product lines are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Subscriptions	239,793	208,777	162,132
Taxes on subscriptions	(22,087)	(18,475)	(13,657)
Subscription revenue	217,706	190,302	148,475
Services provided	9,541	11,762	9,799
Taxes on services	(538)	(547)	(654)
Services revenue	9,003	11,215	9,145
Total revenue	226,709	201,517	157,620

18.2.
Contract assets and deferred revenue related to contracts with customers

The Group has recognized the following contract assets and deferred revenue related to contracts with customers:

	December 31, 2024	December 31, 2023
Current contract assets relating to subscription	44,722	30,077
Current contract assets relating to services	910	1,975
Loss allowance	(134)	(120)
Total contract assets	45,498	31,932

Current	34,114	24,517
Non-current	11,384	7,415
Deferred revenue - subscription	53,924	40,671
Deferred revenue - services	814	1,861
Total deferred revenue	54,738	42,532
Current	32,521	25,948
Non-current	22,217	16,584

Contract assets refer to consulting and subscription services to be invoiced in future periods according to the terms and conditions of the contracts.

Deferred revenue refers to vouchers from subscription contracts and consulting services. Refer to Note 2.19 for further details of voucher fees.